Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 536,160	$ 468,092
Financial assets at fair value through profit or loss	102,677	1,295
Trade and other receivables	363,374	240,446
Derivative financial instruments	2,040	1,206
Other assets	11,782	56,789
Total Current Assets	1,016,033	767,828
Non-Current Assets
Financial assets at fair value through profit or loss	1,710
Deferred tax assets	2,217	362
Property, plant and equipment	2,917	2,734
Right-of-use assets	3,689	3,934
Intangible assets	57,887	51,443
Total Non-Current Assets	68,420	58,473
TOTAL ASSETS	1,084,453	826,301
Current Liabilities
Trade and other payables	602,493	407,874
Lease liabilities	626	686
Tax liabilities	20,800	11,695
Derivative financial instruments	948	544
Provisions	362	1,473
Total Current Liabilities	625,229	422,272
Non-Current Liabilities
Deferred tax liabilities	753	1,016
Lease liabilities	3,331	3,393
Total Non-Current Liabilities	4,084	4,409
TOTAL LIABILITIES	629,313	426,681
EQUITY
Share Capital	591	592
Share Premium	73,065	164,307
Capital Reserve	21,575	16,185
Other reserves	(9,808)	(1,448)
Retained earnings	369,608	219,993
Total Equity Attributable to owners of the Group	455,031	399,629
Non-controlling interest	109	(9)
TOTAL EQUITY	455,140	399,620
TOTAL EQUITY AND LIABILITIES	$ 1,084,453	$ 826,301